Revenues - Revenue from contracts with customers (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers:
Sales of goods under long-term contracts recognized over time	$ 25,918,594	$ 12,432,666
Sales of goods at a point of time	1,533,910	1,730,273
Other revenue:
Sale of intellectual properties (i)	3,615,846	3,612,090
Revenue	$ 31,068,350	$ 17,775,029